FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

At June 30, 2023 and December 31, 2022, the Company’s warrant liability was valued at $376,820 and $589,420, respectively. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information as of June 30, 2023 and December 31, 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value The Company transferred the fair value of Public Warrants and Private Placement Warrants from a Level 3 measurement to a Level 1 and Level 2 measurement, respectively, in 2022. The measurement of the Public Warrants as of June 30, 2023 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ATAKW. The measurement of the Private Placement Warrants as of June 30, 2023 is classified as Level 2 as its value is derived from the directly observable quoted prices of the Public Warrants in active markets.

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(1,730,725)	(3,636,595)
Transfer of public warrants to Level 1 measurement	(1,616,000)	—	(1,616,000)
Level 3 derivative warrant liabilities as of March 31, 2022	—	527,952	527,952
Change in fair value	—	(280,952)	(280,952)
Level 3 derivative warrant liabilities as of June 30, 2022	—	247,000	247,000
Change in fair value	—	(118,000)	(118,000)
Level 3 derivative warrant liabilities as of September 30, 2022	—	129,000	129,000
Change in fair value	—	14,000	14,000
Transfer of Private Placement Warrants to Level 2 measurement	—	(143,000)	(143,000)
Level 3 derivative warrant liabilities as of December 31, 2022	—	—	—
Change in fair value	—	—	—
Level 3 derivative warrant liabilities as of March 31, 2023	$—	$—	$—
Change in fair value	—	—	—
Level 3 derivative warrant liabilities as of June 30, 2023	$—	$—	$—

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at June 30, 2023:

	(Level 1)	(Level 2)	(Level 3)
Assets
Cash and marketable securities held in trust account	$60,198,874	$—	$—
Liabilities
Public Warrants	$284,820	$—	$—
Private Placement Warrants	$—	$92,000	$—

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022:

Assets
Cash and marketable securities held in trust account	$206,879,903	$—	$—
Liabilities
Public Warrants	$446,420	$—	$—
Private Placement Warrants	$—	$143,000	$—

The following table presents the changes in the fair value of derivative warrant liabilities as of June 30, 2023 and December 31, 2022:

	Public Warrants	Private Placement Warrants	Total Derivative Warrant Liability
Fair value at August 6, 2021 (inception)	—	—	—
Derivative warrant liabilities as of December 31, 2021	$—	$—	$—
Initial fair value at issuance	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(1,730,725)	(3,636,595)
Derivative warrant liabilities as of March 31, 2022	$1,616,000	$527,952	$2,143,952
Change in fair value	(858,500)	(280,952)	(1,139,452)
Derivative warrant liabilities as of June 30, 2022	$757,500	$247,000	$1,004,500
Change in fair value	(353,500)	(118,000)	(471,500)
Derivative warrant liabilities as of September 30, 2022	$404,000	$129,000	$533,000
Change in fair value	42,420	14,000	56,420
Derivative warrant liabilities as of December 31, 2022	$446,420	$143,000	$589,420
Change in fair value	58,580	20,000	78,580
Derivative warrant liabilities as of March 31, 2023	$505,000	$163,000	$668,000
Change in fair value	(220,180)	(71,000)	(291,180)
Derivative warrant liabilities as of June 30, 2023	$284,820	$92,000	$376,820

Initial Measurement

The Company established the initial fair value for the warrants on February 9, 2022, the date of the completion of the Company’s IPO. The Company used a Black Scholes Merton model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A Ordinary Share, one Public Warrant and one right to receive one-tenth of a Class A ordinary share upon consummation of an initial business combination), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B Ordinary Shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A Ordinary Shares subject to possible redemption (temporary equity), Class A Ordinary Shares (permanent equity) and Class B Ordinary Shares (permanent equity) based on their relative fair values at the initial measurement date.

The key inputs into the Black Scholes Merton model formula were as follows at February 9, 2022:

Private Placement
Warrants
Ordinary Share price	$9.08
Exercise price	$11.50
Risk-free rate of interest	1.80%
Volatility	9.43%
Term	5.99
Warrant to buy one share	$0.35
Dividend yield	0.00%

Subsequent Measurement

The Company values the Private Placement Warrants relative to the market prices of common stock and the Public Warrants, which are both actively traded on a public market. The valuation model for the Private Placement Warrants is a risk-neutral Monte Carlo simulation. As of June 30, 2023, the measurement of the Public Warrants was valued using an observable market quote in an active market under the ticker ATAKW.

The key inputs into the Monte Carlo simulation model were as follows at June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Ordinary Share price	$10.62	$10.23
Exercise price	$11.50	$11.50
Risk-free rate of interest	4.07%	3.94%
Volatility	0.00%	0.00%
Term	5.25	5.50
Warrant to buy one share	$0.01	$0.02
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption was based on the linearly interpolated Treasury Constant Maturity Rate Curve between five and seven year rates, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) six years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

NOTE 9. FAIR VALUE MEASUREMENTS

At December 31, 2022 and 2021, the Company’s warrant liability was valued at $589,420 and $0, respectively. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information as of December 31, 2022 and 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value The fair value of the private warrant liability is classified within Level 3 of the fair value hierarchy. The Company transferred the fair value of Public Warrants and Private Placement Warrants from a Level 3 measurement to a Level 1 and Level 2 measurement, respectively, during the twelve months ended December 31, 2022. The measurement of the Public Warrants as of December 31, 2022 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ATAKW. The measurement of the Private Placement Warrants as of December 31, 2022 is classified as Level 2 as its value is derived from the directly observable quoted prices of the Public Warrants in active markets.

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance of public and private warrants	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(2,115,677)	(4,021,547)
Transfer of Public Warrants to Level 1 measurement	(1,616,000)	—	(1,616,000)
Transfer of Private Placement Warrants to Level 2 measurement	—	(143,000)	(143,000)
Level 3 derivative warrant liabilities at December 31, 2022	$—	$—	$—

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022. There were no fair value measurements as of December 31, 2021.

	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and marketable securities held in Trust Account	$206,879,903	$—	$—
Liabilities:
Public Warrants	$446,420	$—	$—
Private Placement Warrants	$—	$143,000	—

The following table presents the changes in the fair value of derivative warrant liabilities as of December 31, 2022 and 2021:

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance	3,521,870	2,258,677	5,780,547
Change in fair value	(3,075,450)	(2,115,677)	(5,191,127)
Derivative warrant liabilities at December 31, 2022	$446,420	$143,000	$589,420

Initial Measurement

The Company established the initial fair value for the warrants on February 9, 2022, the date of the completion of the Company’s IPO. The Company used a Black Scholes Merton model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A Ordinary Share, one Public Warrant and one right to receive one-tenth of a Class A ordinary share upon consummation of an initial business combination), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B Ordinary Shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A Ordinary Shares subject to possible redemption (temporary equity), Class A Ordinary Shares (permanent equity) and Class B Ordinary Shares (permanent equity) based on their relative fair values at the initial measurement date.

The key inputs into the Black Scholes Merton model were as follows at February 9, 2022:

Private Placement
Warrants
Ordinary share price	$9.08
Exercise price	$11.50
Risk-free rate of interest	1.80%
Volatility	9.43%
Term	5.99
Warrant to buy one share	$0.35
Dividend yield	0.00%

Subsequent Measurement

The Company values the Private Placement Warrants relative to the market prices of common stock and the Public Warrants, which are both actively traded on a public market. The valuation model for the Private Placement Warrants is a risk-neutral Monte Carlo simulation. As of December 31, 2022, the measurement of the Public Warrants were valued using an observable market quote in an active market under the ticker ATAKW.

The key inputs into the Monte Carlo simulation model were as follows at December 31, 2022:

Private Placement
Warrants
Ordinary share price	$10.23
Exercise price	$11.50
Risk-free rate of interest	3.94%
Volatility	0.00%
Term	5.50
Warrant to buy one share	$0.02
Dividend yield	0.00%

The risk-free interest rate assumption was based on the linearly interpolated Treasury Constant Maturity Rate Curve between five and seven year rates, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) six years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.